SP Funds Dow Jones Global Sukuk ETF
Schedule of Investments
August 31, 2026 (Unaudited)
CORPORATE SUKUK - 56.1%	Rate	Maturity Date	Principal Amount	Value
Banks - 15.7%
Adib Sukuk Co. II Ltd.	5.70%	11/15/2028	$1,900,000	$1,931,279
Ajman Senior Sukuk Ltd.	5.13%	04/30/2030	1,800,000	1,792,945
Al Rajhi Sukuk Ltd.	4.75%	04/05/2028	4,150,000	4,136,715
Al Rajhi Sukuk Ltd.	5.05%	03/12/2029	3,800,000	3,799,528
Al Rajhi Sukuk Ltd.	4.87%	05/19/2030	1,800,000	1,787,971
Alinma Sukuk Ltd.	4.94%	07/15/2030	1,780,000	1,774,310
BBG Sukuk Ltd.	4.56%	10/09/2029	3,650,000	3,599,519
Boubyan Sukuk Ltd.	4.97%	06/04/2030	1,950,000	1,938,393
BSF Sukuk Co. Ltd.	4.75%	05/31/2028	3,400,000	3,391,798
BSF Sukuk Co. Ltd.	5.00%	01/25/2029	2,550,000	2,551,533
BSF Sukuk Co. Ltd.	5.38%	01/21/2030	2,850,000	2,891,404
DIB Sukuk Ltd.	5.49%	11/30/2027	2,750,000	2,779,547
DIB Sukuk Ltd.	4.80%	08/16/2028	3,920,000	3,916,080
DIB Sukuk Ltd.	5.24%	03/04/2029	3,800,000	3,830,220
DIB Sukuk Ltd.	4.57%	11/19/2030	3,765,000	3,702,567
EI Sukuk Co. Ltd.	5.43%	05/28/2029	2,850,000	2,870,583
EI Sukuk Co. Ltd.	5.06%	03/25/2030	2,750,000	2,752,115
EI Sukuk Co. Ltd.	4.54%	03/23/2031	1,935,000	1,889,554
Fab Sukuk Co. Ltd.	4.86%	05/13/2031	2,500,000	2,484,700
Fab Sukuk Co. Ltd.	4.58%	01/17/2028	1,950,000	1,949,928
Fab Sukuk Co. Ltd.	4.78%	01/23/2029	3,030,000	3,024,657
Fab Sukuk Co. Ltd.	5.15%	01/16/2030	2,355,000	2,375,427
KFH Sukuk Co.	5.01%	01/17/2029	3,795,000	3,782,339
KFH Sukuk Co.	5.38%	01/14/2030	3,620,000	3,649,802
KFH Sukuk Co.	4.56%	01/13/2031	3,625,000	3,552,386
MAR Finance LLC	4.88%	05/29/2030	1,950,000	1,954,299
Mashreq AL Islami Sukuk Co. Ltd.	5.03%	04/22/2030	1,975,000	1,979,834
QIB Sukuk Ltd.	5.58%	11/22/2028	3,100,000	3,151,085
QIB Sukuk Ltd.	4.49%	09/17/2029	2,750,000	2,710,215
QIB Sukuk Ltd.	4.80%	06/12/2030	3,505,000	3,481,893
QIB Sukuk Ltd.	4.40%	03/05/2031	2,700,000	2,636,209
QIIB Senior Oryx Ltd.	5.25%	01/24/2029	2,750,000	2,771,413
QIIB Senior Oryx Ltd.	4.50%	11/13/2030	1,885,000	1,849,452
SIB Sukuk Co. III Ltd.	5.25%	07/03/2029	1,900,000	1,907,130
SIB Sukuk Co. III Ltd.	5.20%	02/26/2030	1,950,000	1,951,220
SIB Sukuk Co. III Ltd.	4.60%	11/12/2030	1,940,000	1,912,910
SNB Sukuk Ltd.	5.13%	02/27/2029	3,100,000	3,114,808
Warba Sukuk Ltd.	5.35%	07/10/2029	1,950,000	1,958,262
				103,534,030

Chemicals - 2.0%
Equate Sukuk SPC Ltd.	5.00%	09/05/2031	$4,350,000	$4,327,823
Ma'aden Sukuk Ltd.	5.25%	02/13/2030	3,425,000	3,421,311
Ma'aden Sukuk Ltd.	5.50%	02/13/2035	2,765,000	2,754,458
Ma'aden Sukuk Ltd.(a)	5.25%	01/29/2036	2,650,000	2,577,603
				13,081,195

Commercial Finance - 0.7%
Air Lease Corporation Sukuk Ltd.	5.85%	04/01/2028	2,300,000	2,325,706
DAE Sukuk Difc Ltd.	4.50%	10/16/2030	2,495,000	2,417,517
				4,743,223

Consumer Finance - 2.8%
SRC Sukuk Ltd.	5.00%	02/27/2028	4,625,000	4,635,859
SRC Sukuk Ltd.	4.38%	04/02/2029	6,710,000	6,586,174
SRC Sukuk Ltd.	5.38%	02/27/2035	3,600,000	3,596,661
SRC Sukuk Ltd.	4.88%	10/02/2035	3,730,000	3,560,227
				18,378,921

Exploration & Production - 2.3%
Adnoc Murban Sukuk Ltd.	4.75%	05/06/2035	5,525,000	5,410,779
EDO Sukuk Ltd.	5.66%	07/03/2031	2,850,000	2,901,280
EDO Sukuk Ltd.	5.88%	09/21/2033	3,600,000	3,680,892
EDO Sukuk Ltd.	5.14%	01/22/2036	3,200,000	3,111,266
				15,104,217

Financial Services - 7.5%
Aercap Sukuk Ltd.	4.50%	10/03/2029	1,950,000	1,909,782
Dua Capital Ltd.	2.78%	05/11/2031	2,280,000	2,068,092
Khazanah Global Sukuk Bhd.	4.69%	06/01/2028	2,850,000	2,848,905
Khazanah Global Sukuk Bhd.	4.48%	09/05/2029	1,950,000	1,933,755
Mdgh Sukuk Ltd.	4.96%	04/04/2034	3,600,000	3,582,884
Mdgh Sukuk Ltd.	5.00%	06/04/2035	3,755,000	3,750,001
Suci Second Investment Co.	5.13%	01/28/2036	7,455,000	7,288,491
Suci Second Investment Co.	4.38%	09/10/2027	—	—
Suci Second Investment Co.	6.00%	10/25/2028	9,305,000	9,504,569
Suci Second Investment Co.	5.17%	03/05/2031	7,470,000	7,455,963
Suci Second Investment Co.	4.88%	05/08/2032	4,625,000	4,538,013
Suci Second Investment Co.	6.25%	10/25/2033	4,595,000	4,854,821
				49,735,276

Food & Beverage - 0.7%
Almarai Sukuk Ltd.	5.23%	07/25/2033	2,850,000	2,852,294
Almarai Sukuk Ltd.	4.45%	09/24/2030	1,925,000	1,875,638
				4,727,932

Integrated Oils - 4.7%
SA Global Sukuk Ltd.	4.25%	10/02/2029	5,575,000	5,455,274

SA Global Sukuk Ltd.	4.13%	09/17/2030	$5,510,000	$5,303,741
SA Global Sukuk Ltd.	2.69%	06/17/2031	10,975,000	9,822,662
SA Global Sukuk Ltd.	4.75%	10/02/2034	5,575,000	5,351,934
SA Global Sukuk Ltd.	4.63%	09/17/2035	5,540,000	5,227,655
				31,161,266

Pipeline - 0.8%
TMS Issuer SARL(b)	5.78%	08/23/2032	5,520,000	5,621,546

Power Generation - 0.4%
TNB Global Ventures Capital Bhd.	4.85%	11/01/2028	2,850,000	2,853,297

Real Estate - 3.5%
Aldar Investment Properties Sukuk Ltd.	4.88%	05/24/2033	1,950,000	1,888,726
Aldar Investment Properties Sukuk Ltd.	5.50%	05/16/2034	2,500,000	2,489,271
Aldar Investment Properties Sukuk Ltd.	5.25%	03/25/2035	2,500,000	2,456,873
Aldar Sukuk No. 2 Ltd.	3.88%	10/22/2029	1,950,000	1,872,524
Emaar Sukuk Ltd.	3.88%	09/17/2029	1,950,000	1,885,484
Emaar Sukuk Ltd.	3.70%	07/06/2031	1,950,000	1,823,099
Esic Sukuk Ltd.	5.83%	02/14/2029	2,750,000	2,777,185
MAF Sukuk Ltd.	4.64%	05/14/2029	2,350,000	2,316,202
MAF Sukuk Ltd.	3.93%	02/28/2030	2,150,000	2,046,273
MAF Sukuk Ltd.	5.00%	06/01/2033	1,800,000	1,763,540
MAF Sukuk Ltd.	4.88%	10/22/2035	1,935,000	1,851,248
				23,170,425

Transportation & Logistics - 3.0%
DP World Crescent Ltd.	4.85%	09/26/2028	3,625,000	3,597,174
DP World Crescent Ltd.	3.88%	07/18/2029	3,765,000	3,604,803
DP World Crescent Ltd.	3.75%	01/30/2030	1,950,000	1,846,213
DP World Crescent Ltd.	5.50%	09/13/2033	5,500,000	5,454,912
DP World Crescent Ltd.	5.50%	05/08/2035	5,540,000	5,479,610
				19,982,712

Utilities - 9.6%
AL Jawaher Assets Co. SPC	4.66%	10/29/2030	2,850,000	2,775,585
Mazoon Assets Co. SAOC	5.20%	11/08/2027	1,980,000	1,980,094
Mazoon Assets Co. SAOC	5.50%	02/14/2029	1,935,000	1,938,309
Mazoon Assets Co. SAOC	5.25%	10/09/2031	3,927,000	3,893,068
National Central Cooling Co. PJSC	5.28%	03/05/2030	2,550,000	2,556,937
Saudi Electricity Global Sukuk Co. 2	5.06%	04/08/2043	3,625,000	3,357,419
Saudi Electricity Global Sukuk Co. 3	5.50%	04/08/2044	3,790,000	3,658,318
Saudi Electricity Global Sukuk Co. 4	4.72%	09/27/2028	4,475,000	4,464,191
Saudi Electricity Global Sukuk Co. 5	2.41%	09/17/2030	2,400,000	2,155,752
Saudi Electricity Sukuk Programme Co.	4.31%	01/22/2029	1,800,000	1,772,772
Saudi Electricity Sukuk Programme Co.	4.94%	02/13/2029	3,125,000	3,128,794
Saudi Electricity Sukuk Programme Co.	5.23%	02/18/2030	5,550,000	5,575,798
Saudi Electricity Sukuk Programme Co.	4.52%	01/22/2032	2,550,000	2,468,136

Saudi Electricity Sukuk Programme Co.	4.63%	04/11/2033	$4,400,000	$4,298,507
Saudi Electricity Sukuk Programme Co.	5.19%	02/13/2034	5,200,000	5,176,168
Saudi Electricity Sukuk Programme Co.	5.49%	02/18/2035	4,595,000	4,621,312
Saudi Electricity Sukuk Programme Co.	5.07%	01/22/2036	4,450,000	4,309,382
Saudi Electricity Sukuk Programme Co.	5.68%	04/11/2053	5,550,000	5,332,275
				63,462,817

Wireless Telecommunications Services - 0.6%
Axiata SPV2 Bhd.	2.16%	08/19/2030	1,950,000	1,748,912
Otel Sukuk Ltd.	5.38%	01/24/2031	1,935,000	1,935,988
				3,684,900

Wireline Telecommunications Services - 1.8%
STC Sukuk Co. II Ltd.	4.49%	01/15/2031	2,735,000	2,674,564
STC Sukuk Co. II Ltd.	5.08%	01/15/2036	4,650,000	4,564,474
STC Sukuk Co. Ltd.	3.89%	05/13/2029	4,640,000	4,515,960
				11,754,998

TOTAL CORPORATE SUKUK (Cost $375,038,405)				370,996,755

FOREIGN GOVERNMENT SUKUK - 41.0%	Rate	Maturity Date	Principal Amount	Value
Sovereigns - 32.7%(c)
Global Sukuk Ventures	4.25%	11/10/2035	$10,990,000	10,526,720
KSA Ijarah Sukuk Ltd.	4.25%	09/09/2030	8,325,000	8,113,095
KSA Ijarah Sukuk Ltd.	4.88%	09/09/2035	11,875,000	11,512,901
KSA Sukuk Ltd.	5.27%	10/25/2028	9,275,000	9,377,125
KSA Sukuk Ltd.	4.30%	01/19/2029	7,555,000	7,472,623
KSA Sukuk Ltd.	4.27%	05/22/2029	11,135,000	10,991,242
KSA Sukuk Ltd.	2.97%	10/29/2029	9,180,000	8,653,064
KSA Sukuk Ltd.	5.25%	06/04/2030	5,575,000	5,632,480
KSA Sukuk Ltd.	2.25%	05/17/2031	7,475,000	6,616,272
KSA Sukuk Ltd.	4.51%	05/22/2033	11,120,000	10,731,094
KSA Sukuk Ltd.	5.25%	06/04/2034	8,260,000	8,269,188
Malaysia Sovereign Sukuk Bhd.	4.24%	04/22/2045	1,950,000	1,659,648
Malaysia Sukuk Global Bhd.	4.08%	04/27/2046	1,950,000	1,617,243
Malaysia Wakala Sukuk Bhd.	2.07%	04/28/2031	3,800,000	3,413,551
Malaysia Wakala Sukuk Bhd.	3.08%	04/28/2051	1,950,000	1,313,511
Oman Sovereign Sukuk Co.	4.88%	06/15/2030	6,565,000	6,539,504
Oman Sovereign Sukuk Co.	4.53%	04/17/2033	3,610,000	3,502,104
Perusahaan Penerbit SBSN Indonesia III	4.40%	03/01/2028	6,440,000	6,441,288
Perusahaan Penerbit SBSN Indonesia III	5.40%	11/15/2028	3,760,000	3,831,239
Perusahaan Penerbit SBSN Indonesia III	4.45%	02/20/2029	4,600,000	4,594,250
Perusahaan Penerbit SBSN Indonesia III	5.10%	07/02/2029	2,850,000	2,882,690
Perusahaan Penerbit SBSN Indonesia III	5.00%	05/25/2030	4,050,000	4,070,898
Perusahaan Penerbit SBSN Indonesia III	2.80%	06/23/2030	3,750,000	3,473,437
Perusahaan Penerbit SBSN Indonesia III	4.55%	07/23/2030	4,165,000	4,114,624
Perusahaan Penerbit SBSN Indonesia III	4.50%	12/01/2030	4,120,000	4,067,985

Perusahaan Penerbit SBSN Indonesia III	2.55%	06/09/2031	$3,620,000	$3,248,986
Perusahaan Penerbit SBSN Indonesia III	4.70%	06/06/2032	5,510,000	5,399,580
Perusahaan Penerbit SBSN Indonesia III	5.60%	11/15/2033	3,625,000	3,665,890
Perusahaan Penerbit SBSN Indonesia III	5.20%	07/02/2034	3,770,000	3,720,137
Perusahaan Penerbit SBSN Indonesia III	5.25%	11/25/2034	3,250,000	3,211,942
Perusahaan Penerbit SBSN Indonesia III	5.20%	07/23/2035	4,105,000	4,035,728
Perusahaan Penerbit SBSN Indonesia III	5.00%	12/01/2035	3,445,000	3,326,147
Perusahaan Penerbit SBSN Indonesia III	3.80%	06/23/2050	2,800,000	1,980,524
Perusahaan Penerbit SBSN Indonesia III	3.55%	06/09/2051	2,825,000	1,891,013
Perusahaan Penerbit SBSN Indonesia III	5.50%	07/02/2054	2,300,000	2,124,625
Perusahaan Penerbit SBSN Indonesia III	5.65%	11/25/2054	2,750,000	2,593,938
RAK Capital	5.00%	03/12/2035	3,600,000	3,575,946
ROP Sukuk Trust	5.05%	06/06/2029	3,700,000	3,713,875
Sharjah Sukuk Program Ltd.	4.23%	03/14/2028	4,400,000	4,340,357
Sharjah Sukuk Program Ltd.	3.23%	10/23/2029	3,790,000	3,566,344
Sharjah Sukuk Program Ltd.	3.89%	04/04/2030	2,750,000	2,623,702
Sharjah Sukuk Program Ltd.	3.20%	07/13/2031	2,825,000	2,558,600
Sharjah Sukuk Program Ltd.	6.09%	03/19/2034	3,250,000	3,363,768
Sharjah Sukuk Program Ltd.	3.85%	03/19/2035	1,000,000	892,795
Sharjah Sukuk Program Ltd.	5.43%	04/17/2035	3,750,000	3,710,824
Sharjah Sukuk Program Ltd.	5.19%	05/25/2036	2,865,000	2,819,538
				215,782,035

Supranationals - 8.3%
APICORP Sukuk Ltd.	4.69%	06/16/2031	1,900,000	1,883,744
APICORP Sukuk Ltd.	4.72%	02/03/2036	1,875,000	1,797,381
ICDPS Sukuk Ltd.	4.95%	02/14/2029	1,950,000	1,949,409
ICDPS Sukuk Ltd.	4.39%	10/09/2030	1,785,000	1,754,624
Isdb Trust Services No. 2 SARL	4.75%	10/27/2027	3,750,000	3,767,836
Isdb Trust Services No. 2 SARL	4.60%	03/14/2028	7,360,000	7,373,211
Isdb Trust Services No. 2 SARL	4.91%	10/03/2028	7,835,000	7,902,839
Isdb Trust Services No. 2 SARL	4.75%	05/15/2029	7,470,000	7,509,642
Isdb Trust Services No. 2 SARL	4.05%	10/15/2029	4,600,000	4,533,107
Isdb Trust Services No. 2 SARL	4.21%	03/18/2030	6,515,000	6,426,991
Isdb Trust Services No. 2 SARL	4.25%	06/25/2030	6,435,000	6,355,103
Isdb Trust Services No. 2 SARL	4.23%	05/14/2031	3,800,000	3,728,221
				54,982,108

TOTAL FOREIGN GOVERNMENT SUKUK (Cost $274,785,154)				270,764,143

TOTAL INVESTMENTS - 97.1% (Cost $649,823,559)				$641,760,898
Other Assets in Excess of Liabilities - 2.9%				19,154,132
TOTAL NET ASSETS - 100.0%				$660,915,030

Percentages are stated as a percent of net assets.

PJSC	Public Joint Stock Company

SPC	Special-Purpose Company
SPV2	Special-Purpose Vehicle2

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of this security totals $2,577,603 or 0.4% of the Fund's net assets.
(b)	Sinkable security.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.